Note 3 - Personnel Expenses, Including Share-based Remuneration (Tables)	6 Months Ended
Jun. 30, 2023
Statement Line Items [Line Items]
Disclosure of personnel expenses including share-based remuneration [text block]
	Six months ended June 30,
	2022	2023
Personnel expenses, excluding share-based remuneration	$32,140	$32,260
Share-based remuneration, including related social security costs (1)	3,359	9,163
Total personnel expenses, including share-based remuneration	$35,499	$41,423

Disclosure of number and weighted average exercise prices of share options and other equity instruments [text block]
	Opera: RSUs		Opera: Options		Kunlun awards (1)
	Number of RSUs	Weighted average grant date fair value	Number of options	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value
Outstanding as of January 1, 2023	1,785,275	$9.90	100,000	$3.40	2,925,000	$1.22
Regular grants during the period	777,159	$7.24	-	-	6,200,000	$1.96
Dividend adjustment grants during the period	257,551	-	-	-	-	-
Forfeited during the period	(13,466)	$9.16	-	-	(150,000)	$1.16
Exercised during the period	(1,008,509)	$8.37	(60,000)	$1.92	(832,500)	$1.08
Outstanding as of June 30, 2023	1,798,010	$8.19	40,000	$5.62	8,142,500	$1.78

Disclosure of indirect measurement of fair value of goods or services received, other equity instrument granted during period [text block]
	Opera 2023 RSU grants (3)	Kunlun 2023 RSU grants
Equity unit price valuation	$7.31	$3.39
Model Used	Monte Carlo	Black-Scholes
Expected Volatility (%) (1), (2)	65.64%	24.62%
Risk free interest rate (%) (1)	4.81%	2.12%
Duration of initial simulation period (years to longstop date)	2.85	NA
Duration of second simulation period with postponed exercise (years)	3.00	NA
Exercise price	$-	$1.50
Fair value at the measurement date	$7.24	$1.78